FAIR VALUE MEASUREMENT - Valuation Techniques and Inputs for Level 3 Fair Value Measurements (Details) (Level 3, USD $)	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Mortgage-backed securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	2,874,000,000	2,869,000,000
Mortgage-backed securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.10
Mortgage-backed securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	127.87	117.78
Mortgage-backed securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	81.43	77.60
Mortgage-backed securities | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,117,000,000	1,241,000,000
Mortgage-backed securities | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	0.01%	0.03%
Mortgage-backed securities | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	19.91%	21.80%
Mortgage-backed securities | Yield analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	5.89%	8.66%
State and municipal, foreign government, corporate, and other debt securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,860,000,000	2,014,000,000
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread	0.25%	0.11%
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread	6.00%	3.75%
State and municipal, foreign government, corporate, and other debt securities | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread	2.33%	2.13%
State and municipal, foreign government, corporate, and other debt securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	5,937,000,000	5,361,000,000
State and municipal, foreign government, corporate, and other debt securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.00
State and municipal, foreign government, corporate, and other debt securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	124.00	126.49
State and municipal, foreign government, corporate, and other debt securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	90.62	87.47
Equity securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	679,000,000	827,000,000
Equity securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.00%	4.00%
WAL	0 years 4 days	4 days
Equity securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	5.00%	5.00%
WAL	3 years 1 month 22 days	3 years 6 months 18 days
Equity securities | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.50%	4.50%
WAL	1 year 26 days	1 year 4 months 17 days
Equity securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	2,163,000,000	947,000,000
Equity securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.31
Equity securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	141.00	93.66
Equity securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	91.00	86.90
Asset-backed securities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets		1,300,000,000
Asset-backed securities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		0.25%
Asset-backed securities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		3.78%
Asset-backed securities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		3.02%
Asset-backed securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	3,607,000,000	4,539,000,000
Asset-backed securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.00
Asset-backed securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	105.50	135.83
Asset-backed securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	67.01	70.89
Non-marketable equity securities | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets		533,000,000
Non-marketable equity securities | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)		0.00%
Price-earnings ratio		9.10
Price-to-book ratio		0.90
Non-marketable equity securities | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)		75.00%
Price-earnings ratio		9.10
Price-to-book ratio		1.05
Non-marketable equity securities | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)		3.47%
Price-earnings ratio		9.10
Price-to-book ratio		1.02
Non-marketable equity securities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,224,000,000	2,324,000,000
Non-marketable equity securities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)	0.00%
Fund NAV		612
Non-marketable equity securities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)	90.00%
Fund NAV		336,559,340
Non-marketable equity securities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Discount to price (as a percent)	4.04%
Fund NAV		124,080,454
Non-marketable equity securities | Comparables Analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,055,000,000	1,470,000,000
Non-marketable equity securities | Comparables Analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	2.90	4.20
Price-earnings ratio	8.10
Price-to-book ratio	0.99
Fund NAV	1
Non-marketable equity securities | Comparables Analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	13.10	16.90
Price-earnings ratio	13.10
Price-to-book ratio	1.56
Fund NAV	64,668,171
Non-marketable equity securities | Comparables Analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples	9.77	9.78
Price-earnings ratio	8.43
Price-to-book ratio	1.15
Fund NAV	29,975,777
Trading account assets and liabilities | Interest rate contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	8,309,000,000	5,721,000,000
Trading account assets and liabilities | Interest rate contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility	18.05%	10.60%
Mean reversion	1.00%
Trading account assets and liabilities | Interest rate contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility	90.65%	87.20%
Mean reversion	20.00%
Trading account assets and liabilities | Interest rate contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
IR lognormal volatility	30.21%	21.16%
Mean reversion	10.50%
Trading account assets and liabilities | Foreign exchange contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	1,428,000,000	1,727,000,000
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a Percent)	0.37%	1.00%
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a Percent)	58.40%	28.00%
Trading account assets and liabilities | Foreign exchange contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Foreign exchange (FX) volatility (as a Percent)	8.57%	13.45%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	294,000,000	189,000,000
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	3.72%	0.11%
Credit spread		0.25%
IR-FX correlation	40.00%	40.00%
IR-IR correlation		40.00%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	8.27%	13.88%
Credit spread		4.19%
IR-FX correlation	60.00%	60.00%
IR-IR correlation		68.79%
Trading account assets and liabilities | Foreign exchange contracts | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	5.02%	6.02%
Credit spread		1.62%
IR-FX correlation	50.00%	50.00%
IR-IR correlation		40.52%
Trading account assets and liabilities | Equity contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	4,431,000,000	3,189,000,000
Trading account assets and liabilities | Equity contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility	9.56%	10.02%
Trading account assets and liabilities | Equity contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility	82.44%	73.48%
Trading account assets and liabilities | Equity contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Equity volatility	24.61%	29.87%
Trading account assets and liabilities | Equity contracts | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	502,000,000	563,000,000
Trading account assets and liabilities | Equity contracts | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.01	0.00
Equity forward	84.10%	79.10%
Equity-FX correlation	(88.20%)	(70.00%)
Equity-Equity correlation	(66.30%)	(81.30%)
Trading account assets and liabilities | Equity contracts | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	144.50	118.75
Equity forward	100.80%	141.00%
Equity-FX correlation	48.70%	55.00%
Equity-Equity correlation	94.80%	99.40%
Trading account assets and liabilities | Equity contracts | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	93.05	88.10
Equity forward	94.10%	100.24%
Equity-FX correlation	(25.17%)	0.60%
Equity-Equity correlation	36.87%	48.45%
Trading account assets and liabilities | Commodity contracts | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	3,606,000,000	2,988,000,000
Trading account assets and liabilities | Commodity contracts | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Commodity volatility (as a percent)	5.00%	4.00%
Commodity correlation	(57.00%)	(75.00%)
Forward price	35.34%	23.00%
Trading account assets and liabilities | Commodity contracts | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Commodity volatility (as a percent)	83.00%	146.00%
Commodity correlation	91.00%	90.00%
Forward price	268.77%	242.00%
Trading account assets and liabilities | Commodity contracts | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Commodity volatility (as a percent)	24.00%	15.00%
Commodity correlation	30.00%	32.00%
Forward price	101.74%	105.00%
Trading account assets and liabilities | Credit derivatives | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	4,944,000,000	4,767,000,000
Trading account assets and liabilities | Credit derivatives | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	13.97%	20.00%
Trading account assets and liabilities | Credit derivatives | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	75.00%	64.00%
Trading account assets and liabilities | Credit derivatives | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Recovery rate (as a percent)	37.62%	38.11%
Trading account assets and liabilities | Credit derivatives | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	1,584,000,000	1,520,000,000
Trading account assets and liabilities | Credit derivatives | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	1.00	0.02
Credit spread	0.01%	0.03%
Credit correlation	0.00%	5.00%
Upfront points	0.39	2.31
Trading account assets and liabilities | Credit derivatives | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	144.50	115.20
Credit spread	33.80%	13.35%
Credit correlation	95.00%	95.00%
Upfront points	100.00	100.00
Trading account assets and liabilities | Credit derivatives | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	53.86	29.83
Credit spread	1.80%	2.03%
Credit correlation	58.76%	47.43%
Upfront points	52.26	57.69
Nontrading derivatives and other financial assets and liabilities | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	74,000,000	38,000,000
Nontrading derivatives and other financial assets and liabilities | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.1300	0.00
Discount to price (as a percent)		0.00%
Price-to-book ratio		1.05
Fund NAV		1.00
Nontrading derivatives and other financial assets and liabilities | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.9950	105.10
Discount to price (as a percent)		35.00%
Price-to-book ratio		1.05
Fund NAV		10,688,600
Nontrading derivatives and other financial assets and liabilities | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.6873	71.25
Discount to price (as a percent)		16.36%
Price-to-book ratio		1.05
Fund NAV		9,706,488
Nontrading derivatives and other financial assets and liabilities | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)	11,000,000	82,000,000
Nontrading derivatives and other financial assets and liabilities | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples		5.20
Fund NAV	12,974
Forward price	107.00%
Nontrading derivatives and other financial assets and liabilities | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples		12.60
Fund NAV	10,087,963
Forward price	107.10%
Nontrading derivatives and other financial assets and liabilities | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
EBITDA multiples		12.08
Fund NAV	9,308,012
Forward price	107.05%
Nontrading derivatives and other financial assets and liabilities | Comparables Analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Fair value (gross)		60,000,000
Nontrading derivatives and other financial assets and liabilities | Comparables Analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price-earnings ratio		6.90
Nontrading derivatives and other financial assets and liabilities | Comparables Analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price-earnings ratio		6.90
Nontrading derivatives and other financial assets and liabilities | Comparables Analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price-earnings ratio		6.90
Fixed income securities
Fair Value Inputs Assets Liabilities Quantitative Information
Fair Value Inputs Price for Instrument Valued at Par	100
Interest-bearing deposits | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	486,000,000	890,000,000
Interest-bearing deposits | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion		1.00%
Equity volatility		14.79%
Commodity volatility (as a percent)	5.00%	4.00%
Commodity correlation	(57.00%)	(75.00%)
Forward price	35.34%	23.00%
Equity-IR correlation	34.00%	9.00%
Interest-bearing deposits | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion		20.00%
Equity volatility		42.15%
Commodity volatility (as a percent)	83.00%	146.00%
Commodity correlation	91.00%	90.00%
Forward price	268.77%	242.00%
Equity-IR correlation	37.00%	20.50%
Interest-bearing deposits | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Mean reversion		10.50%
Equity volatility		27.74%
Commodity volatility (as a percent)	24.00%	15.00%
Commodity correlation	30.00%	32.00%
Forward price	101.74%	105.00%
Equity-IR correlation	35.43%	19.81%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	1,043,000,000	902,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	0.74%	0.47%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	2.26%	3.66%
Federal funds purchased and securities loaned or sold under agreements to repurchase | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.90%	2.71%
Trading account liabilities | Securities sold, not yet purchased | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	251,000,000	289,000,000
Trading account liabilities | Securities sold, not yet purchased | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		1.66%
Credit IR correlation	(70.49%)
Trading account liabilities | Securities sold, not yet purchased | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		1.80%
Credit IR correlation	8.81%
Trading account liabilities | Securities sold, not yet purchased | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		1.75%
Credit IR correlation	47.17%
Trading account liabilities | Securities sold, not yet purchased | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities		273,000,000
Trading account liabilities | Securities sold, not yet purchased | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	0.00	0.00
Credit IR correlation		(68.00%)
Trading account liabilities | Securities sold, not yet purchased | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	142,000,000
Price	117.00	124.25
Credit IR correlation		5.00%
Trading account liabilities | Securities sold, not yet purchased | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	70.33	99.75
Credit IR correlation		(50.00%)
Short-term borrowings and long-term debt | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities	7,204,000,000	6,781,000,000
Short-term borrowings and long-term debt | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit correlation	87.50%
IR lognormal volatility	18.05%	10.60%
Mean reversion	1.00%
Equity volatility	10.18%
Equity forward	89.50%
Commodity volatility (as a percent)	5.00%
Commodity correlation	(57.00%)
Forward price	35.34%
Short-term borrowings and long-term debt | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit correlation	87.50%
IR lognormal volatility	90.65%	87.20%
Mean reversion	20.00%
Equity volatility	69.65%
Equity forward	100.80%
Commodity volatility (as a percent)	83.00%
Commodity correlation	91.00%
Forward price	268.77%
Short-term borrowings and long-term debt | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit correlation	87.50%
IR lognormal volatility	30.21%	20.97%
Mean reversion	10.50%
Equity volatility	23.72%
Equity forward	95.80%
Commodity volatility (as a percent)	24.00%
Commodity correlation	30.00%
Forward price	101.80%
Short-term borrowings and long-term debt | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Liabilities		868,000,000
Short-term borrowings and long-term debt | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)		4.00%
Price		0.63
Equity volatility		10.70%
Equity forward		79.10%
Equity-FX correlation		(70.00%)
Equity-Equity correlation		(81.30%)
Forward price		23.00%
Short-term borrowings and long-term debt | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)		10.00%
Price		103.75
Equity volatility		57.20%
Equity forward		141.00%
Equity-FX correlation		55.00%
Equity-Equity correlation		99.40%
Forward price		242.00%
Short-term borrowings and long-term debt | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)		5.00%
Price		80.73
Equity volatility		19.41%
Equity forward		99.51%
Equity-FX correlation		0.60%
Equity-Equity correlation		48.30%
Forward price		101.00%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	3,156,000,000	3,299,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.27%	1.33%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.97%	2.19%
Federal funds sold and securities borrowed or purchased under agreements to resell | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Interest rate (as a percent)	1.80%	2.04%
Loans | Model-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	832,000,000	1,422,000,000
Loans | Model-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	4.72
Yield (as a percent)		1.60%
Loans | Model-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price	106.55
Yield (as a percent)		4.50%
Loans | Model-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price	98.56
Yield (as a percent)		2.10%
Loans | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,095,000,000
Loans | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	1.60%
Loans | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	4.50%
Loans | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	2.23%
Loans | Price-based
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	740,000,000	2,153,000,000
Loans | Price-based | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		0.00
Credit spread	0.35%
Loans | Price-based | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Price		103.75
Credit spread	5.00%
Loans | Price-based | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Price		91.19
Credit spread	1.99%
Loans | Yield analysis
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	441,000,000	549,000,000
Loans | Yield analysis | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		0.49%
Loans | Yield analysis | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		16.00%
Loans | Yield analysis | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Credit spread		3.02%
Mortgage servicing rights | Cash flow
Fair Value Inputs Assets Liabilities Quantitative Information
Total assets	1,750,000,000	2,625,000,000
Mortgage servicing rights | Cash flow | Minimum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	5.19%	3.64%
WAL	3 years 3 months 22 days	2 years 3 months 7 days
Mortgage servicing rights | Cash flow | Maximum
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	21.40%	12.00%
WAL	7 years 10 months 21 days	9 years 5 months 8 days
Mortgage servicing rights | Cash flow | Weighted Average
Fair Value Inputs Assets Liabilities Quantitative Information
Yield (as a percent)	10.25%	7.19%
WAL	5 years 2 months 2 days	6 years 1 month 13 days